Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000089019 | AssetCorporate Bonds & NotesFR_53219LAU3
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000089019 | AssetLoan Participations and AssignmentsFR_16117LCE7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089019 | AssetCommon StocksFR_L8176HAF7
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089019 | AssetSecurities on Loan - Cash CollateralFR_P1LB428040DA4SOLBCI
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089019 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089019 | AssetAffiliated InvestmentsFR_693390551_CollSecLen
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089019 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000089019 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000079103 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000079103 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000079103 | AssetU.S. Treasury ObligationsFR_91282CNB3
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000079104 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000079104 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000079104 | AssetU.S. Treasury ObligationsFR_912810RR1
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000080240 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000080240 | AssetU.S. Treasury ObligationsFR_912803GW7
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000102215 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000102215 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(30.70%)
C000102215 | AssetU.S. Government AgenciesFR_01F050684
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000102215 | AssetCorporate Bonds & NotesFR_00774MAV7
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000102215 | AssetU.S. Treasury ObligationsFR_912810TQ1
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000102215 | AssetAsset-Backed SecuritiesFR_00190YBP9
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000102215 | AssetNon-Agency Mortgage-Backed SecuritiesFR_05556YAC6
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000102215 | AssetSovereign IssuesFR_ACI30Y3M3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102215 | AssetPreferred SecuritiesFR_21871XAU3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000102215 | AssetMunicipal Bonds & NotesFR_45471MAC0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000102215 | AssetLoan Participations and AssignmentsFR_BA000WQD0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000102215 | Asset - ShortShort-Term InstrumentsFR_318991007_3.700
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000102215 | AssetAffiliated InvestmentsFR_72201R569
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000079102 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000079102 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000079102 | AssetU.S. Treasury ObligationsFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000117167 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117167 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(12.10%)
C000117167 | AssetU.S. Government AgenciesFR_01F050684
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000117167 | AssetCorporate Bonds & NotesFR_44891ADY0
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000117167 | AssetAsset-Backed SecuritiesFR_77588PAN2
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000117167 | AssetNon-Agency Mortgage-Backed SecuritiesFR_92540DAA3
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000117167 | AssetSovereign IssuesFR_ACI2T0199
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000117167 | AssetLoan Participations and AssignmentsFR_25472YAB7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000117167 | AssetU.S. Treasury ObligationsFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000117167 | Asset - ShortShort-Term InstrumentsFR_442927AA7
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000215593 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000215593 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000215593 | AssetCorporate Bonds & NotesFR_62954WBA2
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000215593 | AssetU.S. Government AgenciesFR_3137HKEX8
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000215593 | AssetAsset-Backed SecuritiesFR_63943MAA7
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000215593 | AssetU.S. Treasury ObligationsFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215593 | AssetNon-Agency Mortgage-Backed SecuritiesFR_38384LA58
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215593 | Asset - ShortShort-Term InstrumentsFR_22000DGF6_4.150
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000080241 | AssetAffiliated InvestmentsFR_693390551_CollSecLen
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000080241 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000080241 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000080241 | AssetSovereign IssuesFR_ACI2T0199
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000080241 | AssetNon-Agency Mortgage-Backed SecuritiesFR_38384LA58
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000080241 | AssetCorporate Bonds & NotesFR_ACI0RXQL9
Holdings [Line Items]
Percent of Net Asset Value	62.20%
C000080241 | AssetU.S. Government AgenciesFR_3137HMSG6
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000080241 | AssetAsset-Backed SecuritiesFR_14320XAC5
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000080241 | AssetU.S. Treasury ObligationsFR_91282CQU8
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000080241 | Asset - ShortShort-Term InstrumentsFR_11271GGV9_4.010
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000080245 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000080245 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000080245 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000080245 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000080245 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000080245 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000080245 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080245 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000080245 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000080245 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000080245 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000080245 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000080245 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000080245 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000080245 | SectorShort_Short-TermInstruments_FR_313385F27_3.545
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000089022 | AssetAffiliated InvestmentsFR_693390551_CollSecLen
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089022 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000089022 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(9.20%)
C000089022 | AssetCorporate Bonds & NotesFR_26442CBG8
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000089022 | AssetU.S. Treasury ObligationsFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000089022 | AssetSovereign IssuesFR_29135LAS9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089022 | AssetSecurities on Loan - Cash CollateralFR_P1FV205887CL4SOLBCI
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240988 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000240988 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000240988 | AssetCorporate Bonds & NotesFR_13607HV66
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000240988 | AssetAsset-Backed SecuritiesFR_14161GCT5
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000240988 | AssetU.S. Government AgenciesFR_38383KGP1
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000240988 | AssetSovereign IssuesFR_ACI2Q7PM2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240988 | AssetNon-Agency Mortgage-Backed SecuritiesFR_ACI39HCY5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240988 | Asset - ShortShort-Term InstrumentsFR_060990009_3.590
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000240988 | AssetAffiliated InvestmentsFR_72201R833
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000271643 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000271643 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000271643 | AssetU.S. Treasury ObligationsFR_91282CDC2
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000249911 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000249911 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(63.30%)
C000249911 | AssetU.S. Government AgenciesFR_3136BUQK9
Holdings [Line Items]
Percent of Net Asset Value	155.50%
C000249911 | AssetAsset-Backed SecuritiesFR_87168GAN9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249911 | AssetNon-Agency Mortgage-Backed SecuritiesFR_64831GAL9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000249911 | AssetShort-Term InstrumentsFR_795991009_3.660
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242819 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000242819 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(30.10%)
C000242819 | AssetLoan Participations and AssignmentsFR_25472YAB7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242819 | AssetAffiliated InvestmentsFR_72201R833
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242819 | AssetCorporate Bonds & NotesFR_74941YAA0
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000242819 | AssetU.S. Government AgenciesFR_01F060675
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000242819 | AssetAsset-Backed SecuritiesFR_03331KAJ8
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000242819 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000242819 | AssetSovereign IssuesFR_715638BY7
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000242819 | AssetU.S. Treasury ObligationsFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242819 | AssetMunicipal Bonds & NotesFR_13063D3S5
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000242819 | AssetShort-Term InstrumentsFR_990ACHUB3_17.150
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000229173 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000229173 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000229173 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000229173 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000229173 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000229173 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000229173 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000229173 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000229173 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000229173 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229173 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000229173 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000229173 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000229173 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000229173 | SectorShort_Short-TermInstruments_FR_060990009_3.630
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000239077 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000239077 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000239077 | AssetCorporate Bonds & NotesFR_89116C4H7
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000239077 | AssetPreferred SecuritiesFR_064058AR1
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000239077 | Asset - ShortShort-Term InstrumentsFR_060990009_3.630
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000145158 | Asset - ShortShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000145158 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000145158 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(12.90%)
C000145158 | AssetLoan Participations and AssignmentsFR_89435TAB0
Holdings [Line Items]
Percent of Net Asset Value	81.10%
C000145158 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000145158 | AssetU.S. Treasury ObligationsFR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000080242 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000080242 | AssetShort-Term InstrumentsFR_912797UQ8_0.010
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000266402 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000266402 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000266402 | AssetExchange-Traded FundsFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000266402 | Asset - ShortShort-Term InstrumentsFR_313385F92_3.680
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000080244 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000080244 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000080244 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000080244 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000080244 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000080244 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080244 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000080244 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000080244 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080244 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080244 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080244 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000080244 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000080244 | SectorShort_Short-TermInstruments_FR_313385B88_3.525
Holdings [Line Items]
Percent of Net Asset Value	6.60%

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.
[3]	Rounded value of investments is less than 0.1% of net assets.
[4]	Rounded value of investments is less than 0.1% of net assets.
[5]	Rounded value of investments is less than 0.1% of net assets.
[6]	Rounded value of investments is less than 0.1% of net assets.
[7]	Rounded value of investments is less than 0.1% of net assets.
[8]	Rounded value of investments is less than 0.1% of net assets.
[9]	Rounded value of investments is less than 0.1% of net assets.